Supplemental information on oil and gas activities (Schedule of Net Proved Reserves of Oil, Condensate and Natural Gas) (Details)	12 Months Ended
	Dec. 31, 2022 MBbls MMcf	Dec. 31, 2021 MMcf MBbls	Dec. 31, 2020 MMcf MBbls
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	81,947	92,907	116,602
Increase (decrease) attributable to:
Revisions	(2,282)	(3,955)	(4,530)
Extensions and discoveries	836	3,978	4,824
Purchase or (Disposal) of Minerals in place	(1,760)		(12,357)
Productions	(12,432)	(10,983)	(11,632)
Reserves	66,309	81,947	92,907
Oil And Condensates [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	78,785	89,057	90,609
Increase (decrease) attributable to:
Revisions	(2,677)	(3,207)	(1,964)
Extensions and discoveries	204	3,375	4,545
Purchase or (Disposal) of Minerals in place	0		6,853
Productions	(11,924)	(10,440)	(10,986)
Reserves	64,388	78,785	89,057
Oil And Condensates [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	1,330	2,027	3,707
Increase (decrease) attributable to:
Revisions	422	(597)	(1,825)
Extensions and discoveries		0	279
Purchase or (Disposal) of Minerals in place			0
Productions	(161)	(100)	(134)
Reserves	1,591	1,330	2,027
Oil And Condensates [Member] | Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	43	34	48
Increase (decrease) attributable to:
Revisions	(27)	18	(7)
Extensions and discoveries		0
Purchase or (Disposal) of Minerals in place			0
Productions	(8)	(9)	(7)
Reserves	8	43	34
Oil And Condensates [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	1,789	1,789	3,028
Increase (decrease) attributable to:
Revisions		(169)	(734)
Extensions and discoveries		603
Purchase or (Disposal) of Minerals in place	(1,760)		0
Productions	(29)	(434)	(505)
Reserves	0	1,789	1,789
Oil And Condensates [Member] | Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	0
Increase (decrease) attributable to:
Revisions		0
Extensions and discoveries	632	0
Purchase or (Disposal) of Minerals in place			0
Productions	(310)	0	0
Reserves	322	0
Oil And Condensates [Member] | Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	0		19,210
Increase (decrease) attributable to:
Revisions		0
Extensions and discoveries		0
Purchase or (Disposal) of Minerals in place			(19,210)
Productions		0	0
Reserves	0	0
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	34,946	45,936	44,245
Increase (decrease) attributable to:
Revisions | MMcf	756	(705)	2,133
Extensions and discoveries | MMcf			10,456
Purchase or (Disposal) of Minerals in place | MMcf	(3,227)
Productions | MMcf	(7,864)	(10,285)	(10,898)
Reserves | MMcf	24,611	34,946	45,936
Naturals gas [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	1,207	1,695	2,319
Increase (decrease) attributable to:
Revisions | MMcf	141	14	(211)
Extensions and discoveries | MMcf			0
Purchase or (Disposal) of Minerals in place | MMcf	0
Productions | MMcf	(283)	(502)	(413)
Reserves | MMcf	1,065	1,207	1,695
Naturals gas [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	16,759	24,715	20,819
Increase (decrease) attributable to:
Revisions | MMcf	1,501	(3,553)	(385)
Extensions and discoveries | MMcf			10,456
Purchase or (Disposal) of Minerals in place | MMcf	0
Productions | MMcf	(4,157)	(4,403)	(6,175)
Reserves | MMcf	14,103	16,759	24,715
Naturals gas [Member] | Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	13,601	13,927	14,872
Increase (decrease) attributable to:
Revisions | MMcf	(886)	3,470	1,840
Extensions and discoveries | MMcf			0
Purchase or (Disposal) of Minerals in place | MMcf	0
Productions | MMcf	(3,272)	(3,796)	(2,785)
Reserves | MMcf	9,443	13,601	13,927
Naturals gas [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	3,379	5,599	6,235
Increase (decrease) attributable to:
Revisions | MMcf		(636)	889
Purchase or (Disposal) of Minerals in place | MMcf	(3,227)
Productions | MMcf	(152)	(1,584)	(1,525)
Reserves | MMcf		3,379	5,599